Long-Term Debt - Additional Information (Detail) (Federal Home Loan Bank and Federal Reserve Bank [Member], USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank and Federal Reserve Bank [Member]
Debt Instrument [Line Items]
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	$ 76.0	$ 69.7